Mortgage Loans on Real Estate (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Mortgage Loans on Real Estate
Prior Liens	$ 32,857,000
Face Amount of Mortgages	115,202,000
Carrying Amount of Mortgages	87,955,000
Principal Amount of Loans Subject to Delinquent Principal or Interest	2,650,000
Reconciliation of mortgage loans:
Balance at beginning of year	63,934,000	109,283,000	74,517,000
Additions:
New mortgage loans	40,641,000	11,286,000	73,439,000
Total additions	40,641,000	11,286,000	73,439,000
Deductions:
Collections of principal	(11,819,000)	(50,579,000)	(10,540,000)
Conversions of real property	(3,300,000)	(4,000,000)	(10,070,000)
Charge-offs	(1,501,000)	0	(18,063,000)
Reclass to other real estate loans	0	(2,056,000)	0
Total deductions	(16,620,000)	(56,635,000)	(38,673,000)
Balance at end of year	87,955,000	63,934,000	109,283,000
First mortgage relating to one medical office building in Texas One [Member]
Mortgage Loans on Real Estate
Interest Rate	6.18%
Final Maturity Date	Dec. 31, 2017
Periodic Payment Terms	114643
Prior Liens	0
Face Amount of Mortgages	22,244,000
Carrying Amount of Mortgages	22,244,000
Principal Amount of Loans Subject to Delinquent Principal or Interest	0
First mortgage relating to one hospital in California One [Member]
Mortgage Loans on Real Estate
Interest Rate	8.72%
Final Maturity Date	Dec. 01, 2017
Periodic Payment Terms	127158
Prior Liens	0
Face Amount of Mortgages	17,500,000
Carrying Amount of Mortgages	17,500,000
Principal Amount of Loans Subject to Delinquent Principal or Interest	0
First mortgage relating to one medical office building in Texas Two [Member]
Mortgage Loans on Real Estate
Interest Rate	6.18%
Final Maturity Date	Dec. 31, 2017
Periodic Payment Terms	82941
Prior Liens	0
Face Amount of Mortgages	16,093,000
Carrying Amount of Mortgages	16,093,000
Principal Amount of Loans Subject to Delinquent Principal or Interest	0
First mortgage relating to one hospital In California Two [Member]
Mortgage Loans on Real Estate
Interest Rate	10.14%
Final Maturity Date	Jun. 01, 2020
Periodic Payment Terms	160435
Prior Liens	0
Face Amount of Mortgages	21,050,000
Carrying Amount of Mortgages	15,187,000
Principal Amount of Loans Subject to Delinquent Principal or Interest	0
First Mortgage Relating To One Medical Office Building In Georgia [Member]
Mortgage Loans on Real Estate
Interest Rate	6.50%
Final Maturity Date	Oct. 01, 2014
Periodic Payment Terms	38556
Prior Liens	0
Face Amount of Mortgages	6,100,000
Carrying Amount of Mortgages	6,014,000
Principal Amount of Loans Subject to Delinquent Principal or Interest	0
Second mortgage relating to one senior housing facility in New Hampshire [Member]
Mortgage Loans on Real Estate
Interest Rate	8.11%
Final Maturity Date	Oct. 01, 2016
Periodic Payment Terms	21056
Prior Liens	17,670,000
Face Amount of Mortgages	3,235,000
Carrying Amount of Mortgages	3,056,000
Principal Amount of Loans Subject to Delinquent Principal or Interest	0
First Mortgage Relating To One Senior Housing Facility In Arizona [Member]
Mortgage Loans on Real Estate
Interest Rate	3.55355%
Final Maturity Date	Jan. 01, 2014
Periodic Payment Terms	12275
Prior Liens	0
Face Amount of Mortgages	4,500,000
Carrying Amount of Mortgages	2,650,000
Principal Amount of Loans Subject to Delinquent Principal or Interest	2,650,000
First mortgage relating to one senior housing facility in Texas [Member]
Mortgage Loans on Real Estate
Interest Rate	10.25%
Final Maturity Date	Mar. 01, 2013
Periodic Payment Terms	56307
Prior Liens	0
Face Amount of Mortgages	2,635,000
Carrying Amount of Mortgages	2,498,000
Principal Amount of Loans Subject to Delinquent Principal or Interest	0
Second mortgage relating to one hospital in California [Member]
Mortgage Loans on Real Estate
Interest Rate	9.83%
Final Maturity Date	Oct. 31, 2013
Periodic Payment Terms	138308
Prior Liens	15,187,000
Face Amount of Mortgages	13,000,000
Carrying Amount of Mortgages	1,323,000
Principal Amount of Loans Subject to Delinquent Principal or Interest	0
First mortgage relating to one hospital in California Three [Member]
Mortgage Loans on Real Estate
Interest Rate	10.13%
Final Maturity Date	Jan. 14, 2014
Periodic Payment Terms	131481
Prior Liens	0
Face Amount of Mortgages	8,045,000
Carrying Amount of Mortgages	1,215,000
Principal Amount of Loans Subject to Delinquent Principal or Interest	0
First mortgage relating to one medical office building in Georgia Two [Member]
Mortgage Loans on Real Estate
Interest Rate	8.11%
Final Maturity Date	Oct. 01, 2014
Periodic Payment Terms	1206
Prior Liens	0
Face Amount of Mortgages	800,000
Carrying Amount of Mortgages	175,000
Principal Amount of Loans Subject to Delinquent Principal or Interest	$ 0